Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenues	$ 458	$ 99	$ 1,026	$ 768
Cost of revenues	534	308	1,828	1,553
Gross loss	(76)	(209)	(802)	(785)
Operating Expenses:
Research and development, net	8,661	9,019	34,820	35,091
Sales and marketing	1,122	1,187	5,039	5,430
General and administrative	1,723	2,420	7,273	8,347
Total operating expenses	11,506	12,626	47,132	48,868
Operating loss	(11,582)	(12,835)	(47,934)	(49,653)
Financing Income net	(1,421)	(639)	(2,762)	(336)
Net loss	$ (10,161)	$ (12,196)	$ (45,172)	$ (49,317)
Basic net loss per ordinary share (in Dollars per share)	$ (0.09)	$ (0.15)	$ (0.41)	$ (0.61)
Weighted-average number of ordinary shares used in computing basic net loss per ordinary share (in Shares)	112,908,851	81,946,370	111,382,369	80,949,032
Diluted net loss per ordinary share (in Dollars per share)	$ (0.09)	$ (0.15)	$ (0.41)	$ (0.61)
Weighted-average number of ordinary shares used in computing diluted net loss per ordinary share (in Shares)	112,908,851	81,946,370	111,382,369	80,949,032